The company - Key events (Details) € / shares in Units, $ in Thousands																												1 Months Ended						5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 16, 2022 EUR (€) € / shares	Nov. 07, 2022 EUR (€) shares € / shares	Sep. 09, 2022 EUR (€)	Aug. 31, 2022 EUR (€) loan	Aug. 02, 2022 EUR (€)	Aug. 02, 2022 USD ($)	Jul. 27, 2022 EUR (€) shares € / shares	Jul. 25, 2022 EUR (€)	Jul. 13, 2022 EUR (€) shares € / shares	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 17, 2022 EUR (€)	Jun. 17, 2022 USD ($)	Jun. 01, 2022 USD ($)	Apr. 22, 2022 EUR (€) shares € / shares	Feb. 14, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) € / shares	Aug. 06, 2021 EUR (€) € / shares	Jul. 07, 2021 EUR (€) € / shares	Jun. 04, 2021 EUR (€) € / shares	Jan. 05, 2021 USD ($)	Dec. 07, 2020 EUR (€)	Dec. 07, 2020 USD ($)	Jul. 13, 2020 EUR (€) € / shares	Jul. 07, 2020 EUR (€) € / shares	Jan. 27, 2020 EUR (€) € / shares	Jan. 15, 2020 EUR (€) € / shares	Dec. 31, 2022 EUR (€) shares	Aug. 31, 2022 EUR (€) loan	Dec. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Oct. 31, 2018 EUR (€)	Oct. 31, 2018 USD ($)	Jun. 01, 2022 preclinicalMolecules	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares		Dec. 31, 2022 € / shares	Dec. 31, 2022 loan	Dec. 31, 2022 loan_agreement	Jul. 22, 2021 € / shares	Jul. 19, 2021 € / shares	Sep. 24, 2020 € / shares	Sep. 11, 2020 € / shares	Dec. 31, 2019 € / shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments																																				€ 202,000		€ 499,000	€ 47,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares																185,280
Par value per share (in EUR per share) | € / shares	€ 0	€ 0.05					€ 0.05		€ 0.05						€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05				€ 0.05	€ 0.05	€ 0.05	€ 0.05											€ 0.05	€ 0.05		€ 0.05			€ 0.05	€ 0.05	€ 0	€ 0.05	€ 0.05
Provisions																	€ 900,000											€ 1,740,000								1,740,000		€ 900,000	€ 897,000
Number of preclinical molecules | preclinicalMolecules																																		4
Total revenue and other income																																				57,674,000		24,703,000	69,773,000	[1]
Impairment of intangible assets																																				41,000,000		€ 0	€ 0	[1]
Provision for taxes other than income tax [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisions																												€ 1,270,000								€ 1,270,000
Common shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share (in EUR per share) | € / shares																€ 0.05
Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share (in EUR per share) | € / shares																€ 0.05
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Notional amount				€ 28,700,000																									€ 28,700,000
Borrowing, number of loan agreement				2																									2													2	2
Borrowing, maturity				5 years																																5 years	5 years
Borrowing, grace period				1 year
PGE loan agreement, Societe Generale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Notional amount				€ 20,000,000.0																									€ 20,000,000.0
Borrowing, maturity																													4 years
Borrowings, interest rate				1.56%																									1.56%
Number of loans | loan																													2
PGE loan agreement, BNP Paribas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Notional amount				€ 8,700,000																									€ 8,700,000
Borrowings, interest rate				0.95%																									0.95%
2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received										€ 47,700,000	$ 50,000	€ 47,700,000	$ 50,000									€ 41,227,000	$ 50,000														$ 50,000
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received					€ 4,900,000	$ 5,000								$ 5,000																	$ 5,000					€ 4,700,000	$ 5,000
Agreement related to additional preclinical molecules with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received																																€ 17,400,000	$ 20,000
Advance received																																€ 17,400,000	$ 20,000
Total revenue and other income										€ 17,400,000	$ 20,000
Agreements with Sanofi for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received			€ 3,000,000																		$ 7,000									$ 3,000					€ 3,000,000
BSAAR 2012
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares																																				86,700	86,700	85,950	85,950
AGA New Members 2017-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares															25,000																					25,000	25,000	0	0
AGA Bonus 2021-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares							125,748																													125,748	125,748	0
AGA Perf Employees 2019-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments		€ 15,952.5
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		147,500
Free performances shares plans, performance (in percents)		50.00%
AGA Perf Management 2019-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		171,550
Free performances shares plans, performance (in percents)		50.00%
AGA Perf Employees 2022-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares																												1,371,500								0	0
AGA Bonus 2020-2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares									13,614
AGA Perf Management 2022-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares																												550,000								0	0
Common shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares		319,050					125,748		13,614						25,000	46,320
Par value per share (in EUR per share) | € / shares																																									€ 0.05
Common shares | Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares																750
Free Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares																138,960
Share issued, price per share (in EUR per share) | € / shares																€ 4.10
Share premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments	€ 9,995							€ (6,287)	€ (681)						€ (1,250)	€ 182,141	(10,656)	€ 398,000	€ 7,637	€ 59,700				€ (2,869)	€ 43,000	€ (4,283)	€ 2,985									€ 168,000		€ 471,000	€ 38,000
Share premium | Common shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments																187,596
Share premium | Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments																1,493
Share premium | Common shares | Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments																1,492.5
Share premium | Free Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments																180,648
Share capital
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments	€ 0						€ 6,287.7	€ 6,287	€ 680.70						€ 1,250	9,301.5	€ 10,656	€ 10,000	€ 222	€ 1,500				€ 2,869	€ 1,250	€ 4,283	€ 75									€ 34,000		€ 28,000	€ 9,000
Share capital | Common shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments																2,316
Share capital | Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments																€ 38
Issued Capital Free Of Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares																138,960

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.